                               Goldman Sachs Funds




--------------------------------------------------------------------------------
ASSET ALLOCATION PORTFOLIOS                      Annual Report December 31, 1999
--------------------------------------------------------------------------------

                                   [GRAPHIC]


Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

                                                         [LOGO OF GOLDMAN SACHS]

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview


Dear Shareholder,

During the year ended December 31, 1999, we saw generally strong performance in the equity markets. The fixed income markets posted more muted results.

 .    Global Equity Markets -- In the U.S., the year began with an equity rally, albeit a narrow one that included only select large companies and sectors. The rally broadened and continued through to mid-year, fueled by investor excitement over the explosive growth of the Internet. Briefly, worries about inflationary pressures in the wake of strong economic reports resulted in a strong sell-off. However, stocks rallied at year end as investors responded to robust quarterly earnings news and low inflation readings and employment costs.

          In Europe, euphoria surrounding the launch of the Euro was short lived as markets retreated on news of rising U.S. interest rates and sluggish production data in much of the region. Markets only strengthened at the end of the year, boosted by, among other things, strong merger and take-over activity and improved consumer confidence and production levels. Investor interest in technology-oriented stocks propelled the Telecommunications, Media and IT sectors to new highs.

          Japan's market performed strongly over the year, due to the stellar performance of a small number of stocks. Underpinning the market's strength were expectations for improvement in corporate fundamentals and the macro economy. Consolidation activity accelerated in various industries, while a series of Telecom/Technology mutual fund launches helped drive up the stock prices of a select group of communications stocks.

 .    Global Fixed Income Markets -- In the U.S., strong growth and low and falling unemployment rates prompted the Federal Reserve Board (the "Fed") to initiate a series of rate hikes. For the most part, the moves were expected and had little impact on the bond market as a whole. The exception was a market rally that occurred in the aftermath of August's rate hike - a result of the Fed's adoption of a neutral stance.

          Co-ordinated cuts in interest rates, generally by larger-than-expected margins, helped the European markets outperform U.S. Treasuries. As the year progressed, however, a series of strong economic releases appeared across Europe and the UK; it soon became apparent that Europe was in the midst of a broad-based recovery. Bond yields rose in response to expectations that the European Central Bank would move to raise rates.

          In Japan, despite an extremely weak economy and deflationary pressures, bonds fell sharply following a Government announcement that the Trust Fund Bureau would no longer purchase government bonds. This was followed by a prolonged rally that resulted from a number of factors, including a softening of the Government position and increased confidence. More recently, bond yields moved higher in the wake of improved economic conditions and indications that further fiscal stimulus was in the offing.

     We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

     Sincerely,

     /s/ David B. Ford

     David B. Ford
     Co-Head, Goldman Sachs Asset Management


     /s/ David W. Blood

     David W. Blood
     Co-Head, Goldman Sachs Asset Management

     January 31, 2000


------------------
 NOT FDIC-INSURED
------------------
  May Lose Value
------------------
No Bank Guarantee
------------------

                                                                     FUND BASICS

Conservative Strategy
as of December 31, 1999

Assets Under Management
   $14.6 Million

NASDAQ SYMBOLS

Class A Shares
    GACSX

Class B Shares
    GBCSX

Class C Shares
    GCCSX

Institutional Shares
      GICSX

Service Shares
    GCSPX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------

February 8, 1999-December 31, 1999            Fund Average Annual Total Return
                                                     (based on NAV)1
--------------------------------------------------------------------------------
Class A                                                   5.52%
Class B                                                   4.92%
Class C                                                   4.79%
Institutional                                             6.04%
Service                                                   5.56%
--------------------------------------------------------------------------------
1 The net asset value ("NAV") represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS 2
--------------------------------------------------------------------------------

For the period ending December 31, 1999   Class A   Class B   Class C   Institutional   Service
----------------------------------------------------------------------------------------------
Since Inception (2/8/99)                 -0.26%    -0.24%     3.76%        6.04%        5.56%
----------------------------------------------------------------------------------------------

2 The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION 3
--------------------------------------------------------------------------------

For the investor seeking current income, consistent with the preservation of capital and the potential for capital appreciation. The Portfolio is primarily in domestic fixed income funds focusing on short-term investments and money market funds, with the balance in domestic stocks funds and a small allocation to a global bond fund.

                                 STRATEGIC MODEL
                              PORTFOLIO WEIGHTINGS

                                  [PIE CHART]

10% Financial Square Prime Obligations Fund
60% Short Duration Government Fund
10% Global Income Fund
10% CORE Large Cap Value Fund4
 7% CORE Large Cap Growth Fund
 3% Real Estate Securities Fund

                            TACTICAL FUND WEIGHTINGS
                               (Changes quarterly)

                                  [PIE CHART]

10% Financial Square Prime Obligations Fund
50% Short Duration Government Fund
18% Global Income Fund
12% CORE Large Cap Value Fund4
 7% CORE Large Cap Growth Fund
 3% Real Estate Securities Fund

3 As of 12/31/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4 The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

     The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Balanced Strategy
as of December 31, 1999

Assets Under Management
    $98.2 Million

NASDAQ SYMBOLS

Class A Shares
   GIPAX

Class B Shares
   GIPBX

Class C Shares
   GIPCX

Institutional Shares
      GIPIX

Service Shares
    GIPSX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 1, 1999-December 31, 1999             Fund Average Annual Total Return
                                                     (based on NAV)1
--------------------------------------------------------------------------------
Class A                                                  10.58%
Class B                                                   9.66%
Class C                                                   9.63%
Institutional                                            10.92%
Service                                                  10.47%
--------------------------------------------------------------------------------
1 The net asset value ("NAV") represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS 2
--------------------------------------------------------------------------------

For the period ending December 31, 1999   Class A   Class B   Class C   Institutional   Service
----------------------------------------------------------------------------------------------
One Year                                  4.50%     4.51%     8.60%        10.92%       10.47%
Since Inception (1/2/98)                  5.46%     5.72%     7.72%         8.95%        8.38%
----------------------------------------------------------------------------------------------

2 The Standardized Total Returns are average annual or cumulative (only if performance is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION 3
--------------------------------------------------------------------------------
For the investor seeking current income and long-term capital appreciation with greater stability of principal than an investment in equity securities alone. Over half of the Portfolio is in domestic fixed income instruments which seek to provide income, and a portion is in global bonds which seek to enhance income and total return. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

                                 STRATEGIC MODEL
                              PORTFOLIO WEIGHTINGS

                                  [PIE CHART]

43% Short Duration Government Fund
 5% High Yield Fund
12% Global Income Fund
11% CORE Large Cap Value Fund5
 9% CORE Large Cap Growth Fund
 2% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
16% CORE International Equity Fund

                            TACTICAL FUND WEIGHTINGS
                               (Changes quarterly)

                                  [PIE CHART]

 1% Financial Square Prime Obligations Fund
35% Short Duration Government Fund
 4% High Yield Fund
19% Global Income Fund
 9% CORE Large Cap Value Fund5
 8% CORE Large Cap Growth Fund
 2% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
20% CORE International Equity Fund

3 As of 12/31/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4 The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

     The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS

Growth and Income Strategy
as of December 31, 1999

Assets Under Management
   $465.4 Million

NASDAQ SYMBOLS

Class A Shares
    GOIAX

Class B Shares
    GOIBX

Class C Shares
    GOICX

Institutional Shares
      GOIIX

Service Shares
   GOISX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 1, 1999-December 31, 1999           Fund Average Annual Total Return
                                                     (based on NAV)1
--------------------------------------------------------------------------------
Class A                                                  15.79%
Class B                                                  14.95%
Class C                                                  14.94%
Institutional                                            16.14%
Service                                                  15.60%
--------------------------------------------------------------------------------
1 The net asset value ("NAV") represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS 2
--------------------------------------------------------------------------------

For the period ending December 31, 1999   Class A   Class B   Class C   Institutional   Service
----------------------------------------------------------------------------------------------
One Year                                  9.46%     9.86%     13.92%       16.14%       15.60%
Since Inception (1/2/98)                  8.00%     8.40%     10.29%       11.47%       10.94%
----------------------------------------------------------------------------------------------

2 The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION3
--------------------------------------------------------------------------------
For the investor who is less conservative and seeks current income with the opportunity for long-term capital appreciation. Under normal circumstances, assets are allocated fairly equally among fixed income securities, which are intended to provide the income component, and equity securities, which are intended to provide the capital appreciation component.

                                 STRATEGIC MODEL
                              PORTFOLIO WEIGHTINGS

                                  [PIE CHART]

18% Core Fixed Income Fund
 8% High Yield Fund
14% Global Income Fund
16% CORE Large Cap Value Fund4
15% CORE Large Cap Growth Fund
 4% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
17% CORE International Equity Fund
 2% International Small Cap Fund
 4% Emerging Markets Equity Fund

                            TACTICAL FUND WEIGHTINGS
                               (Changes quarterly)

                                  [PIE CHART]

 1% Financial Square Prime Obligations Fund
12% Core Fixed Income Fund
 5% High Yield Fund
20% Global Income Fund
15% CORE Large Cap Value Fund4
14% CORE Large Cap Growth Fund
 4% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
21% CORE International Equity Fund
 2% International Small Cap Fund
 4% Emerging Markets Equity Fund

3 As of 12/31/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4 The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

     The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Growth Strategy
as of December 31, 1999

Assets Under Management
    $329 Million

NASDAQ SYMBOLS

Class A Shares
    GGSAX

Class B Shares
    GGSBX

Class C Shares
    GGSCX

Institutional Shares
     GGSIX

Service Shares
   GGSSX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 1, 1999-December 31, 1999             Fund Average Annual Total Return
                                                     (based on NAV)1
--------------------------------------------------------------------------------
Class A                                                  20.85%
Class B                                                  19.87%
Class C                                                  19.96%
Institutional                                            21.24%
Service                                                  20.62%
--------------------------------------------------------------------------------
1 The net asset value ("NAV") represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS 2
--------------------------------------------------------------------------------

For the period ending December 31, 1999   Class A   Class B   Class C   Institutional   Service
----------------------------------------------------------------------------------------------
One Year                                 14.20%    14.82%    18.95%        21.24%       20.62%
Since Inception (1/2/98)                  9.33%     9.82%    11.69%        12.80%       12.26%
----------------------------------------------------------------------------------------------

2 The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION 3
--------------------------------------------------------------------------------
For the investor seeking capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity securities, with a blend of domestic large cap, small cap and international stocks, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

                                 STRATEGIC MODEL
                              PORTFOLIO WEIGHTINGS

                                  [PIE CHART]

10% Core Fixed Income Fund
 5% High Yield Fund
 5% Global Income Fund
23% CORE Large Cap Value Fund4
19% CORE Large Cap Growth Fund
 5% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
24% CORE International Equity Fund
 2% International Small Cap Fund
 5% Emerging Markets Equity Fund

                            TACTICAL FUND WEIGHTINGS
                               (Changes quarterly)

                                  [PIE CHART]

 1% Financial Square Prime Obligations Fund
 4% Core Fixed Income Fund
 2% High Yield Fund
12% Global Income Fund
22% CORE Large Cap Value Fund4
17% CORE Large Cap Growth Fund
 5% CORE Small Cap Equity Fund
 2% Real Estate Securities Fund
28% CORE International Equity Fund
 2% International Small Cap Fund
 5% Emerging Markets Equity Fund

3 As of 12/31/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4 The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

     The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS

Aggressive Growth Strategy
as of December 31, 1999


Assets Under Management
   $138.1 Million

NASDAQ SYMBOLS

Class A Shares
   GAPAX

Class B Shares
   GAPBX

Class C Shares
   GAXCX

Institutional Shares
      GAPIX

Service Shares
    GAPSX

--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 1,1999-December 31, 1999            Fund Average Annual Total Return
                                                     (based on NAV)1
--------------------------------------------------------------------------------
Class A                                                  25.39%
Class B                                                  24.41%
Class C                                                  24.35%
Institutional                                            25.74%
Service                                                  25.17%
--------------------------------------------------------------------------------
1 The net asset value ("NAV") represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS2
--------------------------------------------------------------------------------

For the period ending December 31, 1999   Class A   Class B   Class C  Institutional   Service
----------------------------------------------------------------------------------------------
One Year                                 18.51%    19.39%    23.35%        25.74%       25.17%
Since Inception (1/2/98)                 10.27%    10.82%    12.66%        13.71%       13.31%
----------------------------------------------------------------------------------------------

2 The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Total Returns.

--------------------------------------------------------------------------------
COMPOSITION3
--------------------------------------------------------------------------------
For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity securities, with a greater focus on small cap and international investments for enhanced return opportunities.

                                 STRATEGIC MODEL
                              PORTFOLIO WEIGHTINGS

                                  [PIE CHART]

30% CORE Large Cap Value Fund4
22% CORE Large Cap Growth Fund
 7% CORE Small Cap Equity Fund
 3% Real Estate Securities Fund
27% CORE International Equity Fund
 4% International Small Cap Fund
 7% Emerging Markets Equity Fund

                            TACTICAL FUND WEIGHTINGS
                               (Changes quarterly)

                                  [PIE CHART]

27% CORE Large Cap Value Fund4
21% CORE Large Cap Growth Fund
 6% CORE Small Cap Equity Fund
 3% Real Estate Securities Fund
32% CORE International Equity Fund
 4% International Small Cap Fund
 7% Emerging Markets Equity Fund

3 As of 12/31/99. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

4 The allocation shown above for the Goldman Sachs CORE Large Cap Value Fund was gradually implemented; this process was completed in mid-February 1999. The Fund replaced the Goldman Sachs Growth and Income Fund. The Goldman Sachs CORE Large Cap Value Fund more closely tracks the Russell 2000 Index. The Russell 2000 Index is the benchmark management uses in determining asset allocation decisions.

     The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

Asset Allocation Portfolios


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the "Portfolio, "and collectively, the "Portfolios"). This annual report covers the 12-month period ended December 31, 1999.

          Performance

          The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy; 2) underlying fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance the performance of your Portfolio over the long term.

          Over the year, the Portfolios generally benefited from tactical reallocation decisions. More specifically, the Portfolios benefited by being overweight in stocks, which outperformed both bonds and cash. The Portfolios' overweight positions in international stocks relative to domestic stocks and global bonds relative to domestic bonds helped performance during the period.

     . Equities -- The Portfolios began the first quarter with an overweight position in Japan, due to favorable valuation factors. The Portfolios moved to a neutral position mid-period, and ended the year with a positive outlook due to above-average valuation forecast variables and strong fund flows. Within Europe, we favored at various times Finland, Spain, Ireland and Belgium. We were negative on the U.K. and Germany throughout the period given less favorable earnings multiples and momentum. We favored Canada over the U.S., but generally found North America unattractive due primarily to poor valuation levels.

     . Bonds -- During the period, the Portfolios were overweight in international bonds versus U.S. bonds. Our favorite fixed income region throughout the period was Europe, especially Sweden and Denmark, due to attractive yield factors and strong market performance. Although we viewed the UK positively at the onset of the review period, this region fell out of favor by period end when it rated below average across all of our forecast variables. We grew to view Japanese bonds more favorably during the period due to currency-related factors, steepening yield curves and improved market performance, only to revert to a neutral position at period end. We viewed the U.S. as the least favored market, given market underperformance and poor yield curve related factors.

     . Currencies -- For the first half of the period, we favored the U.S. dollar versus other currencies, due to strengthening market performance, improved earnings and attractive yield curve factors. As the period drew to a close, however, the Japanese yen became our favorite currency because of strong momentum and good long term value. We continued to favor the Dollar Bloc over European currencies. The Swedish Krona was our least favorite currency during the period, due to poor momentum and valuation factors.

          The Portfolios' strong performance from tactical reallocation was enhanced by the performance of most of the Goldman Sachs underlying Funds relative to their benchmarks. The following is a summary of the performance of the Portfolios for the year.

PERFORMANCE OVERVIEW



     . Goldman Sachs Conservative Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service Shares generated cumulative total returns since inception on February 8, 1999 through December 31, 1999 of 5.52%, 4.92%, 4.79%, 6.04% and 5.56%, respectively.

     . Goldman Sachs Balanced Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service Shares generated cumulative total returns during the 12-month period ended December 31, 1999 of 10.58%, 9.66%, 9.63%, 10.92% and 10.47%, respectively.

     . Goldman Sachs Growth and Income Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service Shares generated cumulative total returns during the 12-month period ended December 31, 1999 of 15.79%, 14.95%, 14.94%, 16.14% and 15.60%, respectively.

     . Goldman Sachs Growth Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service Shares generated cumulative total returns during the 12-month period ended December 31, 1999 of 20.85%, 19.87%, 19.96%, 21.24% and 20.62%, respectively.

     . Goldman Sachs Aggressive Growth Strategy Portfolio -- The Portfolio's Class A, B, C, Institutional and Service Shares generated cumulative total returns during the 12-month period ended December 31, 1999 of 25.39%, 24.41%, 24.35%, 25.74% and 25.17%, respectively.


          Current Outlook

          As explained below, we continue to favor stocks versus bonds, and stocks and bonds versus cash. In equities, we continue to underweight the UK and North America versus other international equities. In fixed income, we continue our preference for international bonds versus domestic bonds.


          Global Asset Allocation

          We are only mildly positive on stocks. The favorable inflation environment is offset by expensive valuations and below-average growth prospects. We are also mildly positive on bonds due to attractive valuation levels. Our views translate into a small overweight of stocks versus bonds and stocks and bonds versus cash.


          Equities

          Our favorite region is Non-Japan Asia, especially Singapore. This is followed by Japan and continental Europe. Our least favorite regions are the UK and North America.

          Within non-Japan Asia, we are bullish on Singapore due mostly to strong capital flows. We are also favorable on Hong Kong and Australia. Hong Kong has strong fund flows and good valuation levels, while Australia exhibits strong earnings momentum. We consider New Zealand unattractive, mainly as a result of poor momentum and export prospects.

                                                            PERFORMANCE OVERVIEW




          We are not positive on the UK equities market, as it stacks up poorly across all of our forecast variables. Although we generally prefer Canadian equities to U.S. equities, we consider North America the least attractive region due mainly to expensive valuations and poor export prospects.


          Bonds

          We are most favorable on the bond market of Japan, followed by Australian and Swedish bond markets. We consider the U.S., UK and Switzerland to be the least attractive bond markets.

          Our bullishness on Japan is driven primarily by market outperformance and strong fund flows. Within Europe, we are most positive on Sweden, where yield-related forecast variables and monetary conditions appear favorable. We find Switzerland among the least attractive bond markets globally due to poor valuations and weak fund flows. The UK looks unattractive as a result of unfavorable monetary conditions and below-average yield-related forecast variables. Within the Dollar Bloc, we are bullish on Australia given the attractive yield-related forecast variables and relatively strong capital flows. With poor market performance and unfavorable monetary conditions, the U.S. is our least favorable bond market globally.


          Currencies

          Our favorite currencies are the Singapore dollar and the Japanese yen. In general, we prefer the Dollar Bloc to the European currencies, including the Euro and the British pound.

          Within the Dollar Bloc, our optimism on the Singapore dollar is motivated primarily by a supportive interest-rate environment, strong fund flows and attractive long-term value. We are also positive on the Australian and Canadian dollars, where market performance appears strong. Our positive outlook on the Japanese yen can be attributed mostly to strong medium-term momentum and good long-term value. We consider the Euro and Greek drachma the least attractive currencies globally, as they look poor across most of our forecast variables.

          We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

          We thank you for the confidence you have placed in us and look forward to your continued support.




          Goldman Sachs Quantitative Research Group

          New York, January 31, 2000

                                   GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Performance Summary
December 31, 1999


 The following graph shows the value as of December 31, 1999 of a $10,000 in-vestment made on March 1, 1999 in Class A (with the maximum sales charge of 5.5%), Class B (applicable maximum contingent deferred sales charges of 5% declining to 0% after six years), Class C (contingent deferred sales charge of 1% if redeemed within twelve months), Institutional (at NAV) and Service (at NAV) shares. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and two-year U.S. Treasury Security ("Two-Year T-Bill")) are also shown. All perfor-mance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Conservative Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested March 1, 1999 to December 31, 1999.(a)

 [GRAPH]
           Class A   Class B   Class C   Institutional  Service Class   S&P 500
3/1/99        9450     10000     10000           10000          10000     10000
3/99          9575     10121     10131           10145          10132     10400
4/99          9755     10305     10304           10338          10321     10803
5/99          9701     10244     10241           10275          10273     10548
6/99          9754     10294     10301           10344          10339     11133
7/99          9687     10217     10224           10276          10256     10786
8/99          9653     10186     10182           10254          10230     10732
9/99          9661     10177     10184           10255          10237     10438
10/99         9771     10287     10293           10375          10353     11098
11/99         9831     10344     10350           10442          10405     11324
12/99         9931      9931     10342           10560          10513     11991
       Lehman Aggr.  Two-Year
3/1/99       10000     10000
3/99         10055     10070
4/99         10087     10092
5/99          9999     10077
6/99          9967     10100
7/99          9925     10124
8/99          9920     10147
9/99         10035     10207
10/99        10072     10212
11/99        10071     10227
12/99        10022     10235

  Average Annual Total Return through
  December 31,1999(b)                          Since Inception(c)
  Class A
  Excluding sales charges                             5.52%
  Including sales charges                            -0.26%
 ----------------------------------------------------------------
  Class B
  Excluding contingent deferred sales charges         4.92%
  Including contingent deferred sales charges        -0.24%
 ----------------------------------------------------------------
  Class C
  Excluding contingent deferred sales charges         4.79%
  Including contingent deferred sales charges         3.76%
 ----------------------------------------------------------------
  Institutional Class                                 6.04%
 ----------------------------------------------------------------
  Service Class                                       5.56%
 ----------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on February 8, 1999.
 (c) Represents the cumulative total return since the Fund has not been in operation for a full 12 months.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 1999


 The following graph shows the value as of December 31, 1999 of a $10,000 in-vestment made on February 1, 1998 in Class A (with the maximum sales charge of 5.5%), Class B (applicable maximum contingent deferred sales charges of 5% declining to 0% after six years), Class C (contingent deferred sales charge of 1% if redeemed within twelve months), Institutional (at NAV) and Service (at NAV) shares. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year T-Bill) are also shown. All performance data shown represents past per-formance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctua-tions will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Balanced Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1999.(a)

 [GRAPH]

          Class A   Class B   Class C   Institutional   Service Class   S&P 500    Lehman High Yield   Two Year T-
Bill
2/1/98     9,450    10,000    10,000     10,000             10,000      10,000          10,000             10,000
2/98       9,814     9,879    10,279     10,401             10,393      10,721          10,059             10,000
3/98       9,975    10,041    10,442     10,575             10,555      11,270          10,154             10,035
4/98      10,006    10,067    10,468     10,610             10,586      11,384          10,193             10,077
5/98       9,950    10,003    10,404     10,554             10,527      11,188          10,229             10,128
6/98       9,965    10,012    10,414     10,573             10,541      11,642          10,266             10,177
7/98       9,932     9,961    10,374     10,541             10,495      11,518          10,324             10,221
8/98       9,300     9,304     9,704      9,873              9,835       9,852           9,754             10,370
9/98       9,394     9,402     9,797      9,975              9,933      10,484           9,798             10,512
10/98      9,674     9,679    10,083     10,277             10,229      11,336           9,597             10,567
11/98      9,878     9,886    10,291     10,496             10,443      12,023           9,996             10,517
12/98     10,055    10,062    10,481     10,699             10,630      12,715          10,007             10,546
1/99      10,173    10,282    10,691     10,000             10,000      13,247          10,155             10,574
2/99       9,987    10,070    10,489     10,000             10,000      12,835          10,095             10,500
3/99      10,207    10,304    10,714     10,000             10,000      13,348          10,191             10,573
4/99      10,484    10,587    10,998     10,000             10,000      13,865          10,388             10,596
5/99      10,298    10,381    10,792     10,000             10,000      13,538          10,248             10,581
6/99      10,476    10,553    10,965     10,000             10,000      14,289          10,227             10,605
7/99      10,339    10,827    10,824     11,005             10,923      13,844          10,268             10,629
8/99      10,319    10,796    10,793     10,984             10,892      13,775          10,154             10,654
9/99      10,305    10,780    10,777     10,980             10,884      13,397          10,080             10,717
10/99     10,502    10,966    10,973     11,190             11,082      14,245          10,014             10,722
11/99     10,669    11,141    11,138     11,369             11,259      14,535          10,132             10,738
12/99     11,004    10,915    11,486     11,738             11,619      15,391          10,246             10,746


  Average Annual Total Return through
  December 31, 1999                            Since Inception(b) One Year
  Class A
  Excluding sales charges                            8.47%          10.58%
  Including sales charges                            5.46%           4.50%
 -------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales charges        7.70%           9.66%
  Including contingent deferred sales charges        5.72%           4.51%
 -------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales charges        7.72%           9.63%
  Including contingent deferred sales charges        7.72%           8.60%
 -------------------------------------------------------------------------
  Institutional Class                                8.95%          10.92%
 -------------------------------------------------------------------------
  Service Class                                      8.38%          10.47%
 -------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

December 31, 1999

 GOLDMAN SACHS
 CONSERVATIVE STRATEGY PORTFOLIO


  Shares  Description                                                 Value

 Mutual Funds (Institutional Shares) - 98.4%
  Equity - 22.3%
  149,288 Goldman Sachs CORE Large Cap Value Fund - 10.9%        $ 1,594,391
   61,346 Goldman Sachs CORE Large Cap Growth Fund - 8.8%          1,283,353
   43,251 Goldman Sachs Real Estate Securities
          Fund - 2.6%                                                375,850
                                                                 -----------
                                                                 $ 3,253,594
 ---------------------------------------------------------------------------
  Fixed Income - 76.1%
  894,753 Goldman Sachs Short Duration Government Fund - 58.2%   $ 8,482,256
  180,889 Goldman Sachs Global Income
          Fund - 17.9%                                             2,612,031
                                                                 -----------
                                                                 $11,094,287
 ---------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $14,299,992)                                             $14,347,881
 ---------------------------------------------------------------------------

  Principal Amount        Interest Rate           Maturity Date                  Value

 Repurchase Agreement - 0.7%
  Joint Repurchase Agreement Account
      $100,000                3.16%               1/3/2000                $    100,000
 -------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $100,000)                                                         $    100,000
 -------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $14,399,992)                                                      $ 14,447,881
 -------------------------------------------------------------------------------------

 GOLDMAN SACHS
 BALANCED STRATEGY PORTFOLIO


  Shares    Description                                                 Value

 Mutual Funds (Institutional Shares) - 99.5%
  Equity - 44.3%
  1,786,510 Goldman Sachs CORE International Equity Fund - 22.8%   $22,420,703
    764,477 Goldman Sachs CORE Large Cap Value Fund - 8.3%           8,164,618
    456,171 Goldman Sachs CORE Large Cap Growth Fund - 9.7%          9,543,099
    187,243 Goldman Sachs Real Estate Securities Fund - 1.7%         1,627,139
    148,937 Goldman Sachs CORE Small Cap Equity Fund - 1.8%          1,767,886
                                                                   -----------
                                                                   $43,523,445
 -----------------------------------------------------------------------------
  Fixed Income - 55.2%
  3,422,202 Goldman Sachs Short Duration Government Fund - 33.0%   $32,442,476
  1,257,391 Goldman Sachs Global Income Fund - 18.5%                18,156,732
    402,812 Goldman Sachs High Yield Fund - 3.7%                     3,665,593
                                                                   -----------
                                                                   $54,264,801
 -----------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $90,619,393)                                               $97,788,246
 -----------------------------------------------------------------------------

  Principal Amount        Interest Rate           Maturity Date                  Value

 Repurchase Agreement - 0.2%
  Joint Repurchase Agreement Account
      $200,000                3.16%               1/3/2000                $    200,000
 -------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $200,000)                                                         $    200,000
 -------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $90,819,393)                                                      $ 97,988,246
 -------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Performance Summary
December 31, 1999

 The following graph shows the value as of December 31, 1999 of a $10,000 in-vestment made on February 1, 1998 in Class A (with the maximum sales charge of 5.5%), Class B (applicable maximum contingent deferred sales charges of 5% declining to 0% after six years), Class C (contingent deferred sales charges of 1% if redeemed within twelve months), Institutional (at NAV) and Service (at NAV) shares. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley EAFE Index ("MSCI EAFE")) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Growth and Income Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1999.(a)

                                    [GRAPH]

          Class A   Class B   Class C   Institutional   Service Class   S&P 500    Lehman High Yield   Lehman Aggr.   MSCI EAFE
2/1/98      9,450    10,000    10,000       10,000          10,000       10,000          10,000           10,000       10,000
2/98        9,894    10,460    10,450       10,470          10,470       10,721          10,059            9,992       10,644
3/98       10,109    10,691    10,681       10,701          10,693       11,270          10,154           10,027       10,974
4/98       10,155    10,731    10,720       10,750          10,742       11,384          10,193           10,079       11,063
5/98        9,988    10,545    10,534       10,574          10,566       11,188          10,229           10,175       11,012
6/98        9,959    10,510    10,499       10,549          10,523       11,642          10,266           10,261       11,098
7/98        9,847    10,382    10,371       10,431          10,405       11,518          10,324           10,283       11,213
8/98        8,806     9,272     9,271        9,338           9,304        9,852           9,754           10,450        9,826
9/98        8,946     9,416     9,414        9,485           9,450       10,484           9,798           10,695        9,527
10/98       9,320     9,800     9,798        9,881           9,845       11,336           9,597           10,638       10,523
11/98       9,628    10,135    10,123       10,228          10,181       12,023           9,996           10,699       11,065
12/98       9,852    10,354    10,352       10,465          10,414       12,715          10,007           10,731       11,504
1/99        9,994    10,494    10,492       10,617          10,555       13,247          10,155           10,807       11,473
2/99        9,729    10,214    10,212       10,345          10,283       12,836          10,095           10,619       11,202
3/99       10,038    10,530    10,517       10,663          10,599       13,349          10,191           10,677       11,673
4/99       10,438    10,941    10,928       11,098          11,023       13,866          10,388           10,711       12,148
5/99       10,200    10,690    10,678       10,845          10,771       13,539          10,248           10,617       11,525
6/99       10,506    11,001    10,988       11,171          11,092       14,290          10,227           10,584       11,976
7/99       10,439    10,931    10,918       11,110          11,021       13,844          10,268           10,539       12,335
8/99       10,410    10,881    10,878       11,070          10,990       13,775          10,154           10,533       12,383
9/99       10,350    10,817    10,803       11,017          10,924       13,397          10,080           10,656       12,511
10/99      10,610    11,089    11,075       11,304          11,208       14,245          10,014           10,695       12,983
11/99      10,879    11,350    11,347       11,590          11,483       14,535          10,132           10,694       13,436
12/99      11,408    11,329    11,899       12,155          12,039       15,391          10,246           10,642       14,644


  Average Annual Total Return through
  December 31, 1999                            Since Inception(b) One Year
  Class A
  Excluding sales charges                            11.09%         15.79%
  Including sales charges                             8.00%          9.46%
 -------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales charges        10.31%         14.95%
  Including contingent deferred sales charges         8.40%          9.86%
 -------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales charges        10.29%         14.94%
  Including contingent deferred sales charges        10.29%         13.92%
 -------------------------------------------------------------------------
  Institutional Class                                11.47%         16.14%
 -------------------------------------------------------------------------
  Service Class                                      10.94%         15.60%
 -------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.

                                         GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 1999

 The following graph shows the value as of December 31, 1999 of a $10,000 in-vestment made on February 1, 1998 in Class A (with the maximum sales charge of 5.5%), Class B (applicable maximum contingent deferred sales charge of 5% declining to 0% after six years), Class C (contingent deferred sales charge of 1% if redeemed within twelve months), Institutional (at NAV) and Service (at NAV) shares. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, MSCI EAFE, Russell 2000 Index and Morgan Stan-ley Emerging Markets Free Index ("MSCI EMF")) are also shown. All performance data shown represents past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market condi-tions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1999.(a)

                                    [GRAPH]
           Class A   Class B   Class C   Institutional   Service Class  S&P 500
           -------   -------   -------   -------------   -------------  -------
2/1/98       9,450    10,000    10,000      10,000           10,000      10,000
2/98         9,986    10,567    10,577      10,567           10,567      10,721
3/98        10,254    10,843    10,852      10,854           10,843      11,270
4/98        10,309    10,892    10,901      10,913           10,901      11,384
5/98        10,050    10,619    10,627      10,639           10,627      11,188
6/98         9,901    10,533    10,552      10,570           10,551      11,642
7/98         9,796    10,328    10,346      10,377           10,345      11,518
8/98         8,417     8,870     8,888       8,915            8,887       9,852
9/98         8,561     9,019     9,035       9,076            9,049      10,484
10/98        9,034     9,508     9,525       9,578            9,539      11,336
11/98        9,396     9,889     9,897       9,971            9,931      12,023
12/98        9,665    10,165    10,172      10,256           10,210      12,715
1/99         9,805    10,303    10,320      10,406           10,359      13,247
2/99         9,524     9,997    10,014      10,107           10,052      12,836
3/99         9,871    10,362    10,380      10,486           10,429      13,349
4/99        10,388    10,886    10,904      11,034           10,965      13,866
5/99        10,115    10,600    10,617      10,745           10,677      13,539
6/99        10,538    11,035    11,043      11,193           11,123      14,290
7/99        10,454    10,946    10,954      11,113           11,034      13,844
8/99        10,416    10,896    10,904      11,074           10,994      13,775
9/99        10,322    10,788    10,805      10,984           10,895      13,397
10/99       10,679    11,153    11,171      11,363           11,262      14,245
11/99       10,989    11,480    11,488      11,702           11,600      14,535
12/99       11,680    11,605    12,202      12,435           12,316      15,391
        Lehman High Yield   Lehman Aggr.   MSCI EAFE
        -----------------   ------------   ---------
              10,000          10,000        10,000
              10,644          10,739        11,044
              10,974          11,181        11,523
              11,063          11,243        11,398
              11,012          10,637         9,836
              11,098          10,659         8,804
              11,213           9,796         9,083
               9,826           7,894         6,457
               9,527           8,512         6,867
              10,523           8,859         7,590
              11,065           9,323         8,221
              11,504           9,900         8,102
              11,473          10,032         7,971
              11,202           9,219         8,049
              11,673           9,363         9,110
              12,148          10,202        10,237
              11,525          10,351        10,177
              11,976          10,819        11,333
              12,335          10,522        11,024
              12,383          10,133        11,125
              12,511          10,135        10,748
              12,983          10,177        10,977
              13,436          10,784        11,962
              14,644          12,003        13,483

  Average Annual Total Return through
  December 31, 1999                            Since Inception(b) One Year
  Class A
  Excluding sales charges                            12.46%         20.85%
  Including sales charges                             9.33%         14.20%
 -------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales charges        11.66%         19.87%
  Including contingent deferred sales charges         9.82%         14.82%
 -------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales charges        11.69%         19.96%
  Including contingent deferred sales charges        11.69%         18.95%
 -------------------------------------------------------------------------
  Institutional Class                                12.80%         21.24%
 -------------------------------------------------------------------------
  Service Class                                      12.26%         20.62%
 -------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Investments

December 31, 1999

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO


  Shares    Description                                                  Value
 Mutual Funds (Institutional Shares) - 99.7%
  Equity - 64.6%
  8,524,724 Goldman Sachs CORE International Equity Fund - 23.0%   $106,985,292
  5,757,888 Goldman Sachs CORE Large Cap Value Fund - 13.2%          61,494,246
  3,542,964 Goldman Sachs CORE Large Cap Growth Fund - 15.9%         74,118,801
  1,949,623 Goldman Sachs Emerging Markets Equity Fund - 5.0%        23,044,540
  1,469,387 Goldman Sachs CORE Small Cap Equity Fund - 3.7%          17,441,625
    873,503 Goldman Sachs Real Estate Securities Fund - 1.6%          7,590,742
    670,229 Goldman Sachs International Small Cap Equity Fund -
             2.2%                                                    10,026,630
                                                                   ------------
                                                                   $300,701,876
 ------------------------------------------------------------------------------
  Fixed Income - 35.1%
  6,439,894 Goldman Sachs Global Income
            Fund - 20.0%                                           $ 92,992,063
  5,235,850 Goldman Sachs Core Fixed Income Fund - 10.5%             49,059,916
  2,364,157 Goldman Sachs High Yield
            Fund - 4.6%                                              21,513,830
                                                                   ------------
                                                                   $163,565,809
 ------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $409,334,870)                                              $464,267,685
 ------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $409,334,870)                                              $464,267,685
 ------------------------------------------------------------------------------

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO


  Shares    Description                                                  Value
 Mutual Funds (Institutional Shares) - 100.0%
  Equity - 83.7%
  7,785,164 Goldman Sachs CORE International Equity Fund - 29.7%   $ 97,703,812
  5,857,479 Goldman Sachs CORE Large Cap Value Fund - 19.0%          62,557,878
  3,087,746 Goldman Sachs CORE Large Cap Growth Fund - 19.6%         64,595,650
  1,671,791 Goldman Sachs Emerging Markets Equity Fund - 6.0%        19,760,570
  1,298,700 Goldman Sachs CORE Small Cap Equity Fund - 4.7%          15,415,565
    760,982 Goldman Sachs Real Estate
            Securities Fund - 2.0%                                    6,612,930
    582,320 Goldman Sachs International Small Cap Equity Fund -
             2.7%                                                     8,711,509
                                                                   ------------
                                                                   $275,357,914
 ------------------------------------------------------------------------------
  Fixed Income - 16.3%
  2,554,117 Goldman Sachs Global Income Fund - 11.2%               $ 36,881,444
  1,202,688 Goldman Sachs Core Fixed Income Fund - 3.4%              11,269,187
    611,360 Goldman Sachs High Yield
            Fund - 1.7%                                               5,563,377
                                                                   ------------
                                                                   $ 53,714,008
 ------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $273,903,169)                                              $329,071,922
 ------------------------------------------------------------------------------

  Principal Amount        Interest Rate           Maturity Date                  Value

 Repurchase Agreement - 0.2%
  Joint Repurchase Agreement Account
      $600,000                3.16%               1/3/2000                $    600,000
 -------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $600,000)                                                         $    600,000
 -------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $274,503,169)                                                     $329,671,922
 -------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 1999

 The following graph shows the value as of December 31, 1999, of a $10,000 in-vestment made on February 1, 1998 in Class A (with the maximum sales charge of 5.5%), Class B (applicable maximum contingent deferred sales charges of 5% declining to 0% after six years), Class C (contingent deferred sales charge of 1% if redeemed within twelve months), Institutional (at NAV) and Service (at NAV) shares. For comparative purposes, the performance of the portfolio's benchmarks (the S&P 500 Index, MSCI EAFE, Russell 2000 Index and MSCI EMF) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than original cost.

 Goldman Sachs Aggressive Growth Strategy Portfolio's Lifetime Performance

 Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 1999.(a)

                                    [GRAPH]

               Class A       Class B       Class C       Institutional Class
               -------       -------       -------       -------------------
   2/1/98        9,450        10,000        10,000             10,000
     2/98       10,050        10,635        10,635             10,635
     3/98       10,327        10,928        10,928             10,928
     4/98       10,382        10,977        10,977             10,986
     5/98       10,041        10,615        10,615             10,625
     6/98        9,930        10,488        10,488             10,508
     7/98        9,708        10,254        10,244             10,273
     8/98        8,084         8,525         8,525              8,555
     9/98        8,223         8,672         8,672              8,701
    10/98        8,786         9,248         9,258              9,297
    11/98        9,173         9,658         9,668              9,707
    12/98        9,466         9,954         9,965             10,039
     1/99        9,587        10,082        10,093             10,167
     2/99        9,298         9,768         9,779              9,661
     3/99        9,680        10,161        10,171             10,266
     4/99       10,276        10,789        10,790             10,908
     5/99        9,988        10,475        10,485             10,602
     6/99       10,509        11,015        11,025             11,165
     7/99       10,476        10,907        10,917             11,066
     8/99       10,360        10,848        10,858             11,017
     9/99       10,248        10,720        10,721             10,888
    10/99       10,658        11,142        11,153             11,333
    11/99       11,031        11,525        11,536             11,738
    12/99       11,869        11,806        12,391             12,623

               Service         S&P          MSCI       Russell       MSCI
                Class          500          EAFE        2000         EMF
               -------        ------       ------      -------      ------
   2/1/98       10,000        10,000       10,000       10,000      10,000
     2/98       10,635        10,721       10,644       10,739      11,044
     3/98       10,928        11,270       10,974       11,181      11,523
     4/98       10,986        11,384       11,063       11,243      11,398
     5/98       10,625        11,188       11,012       10,637       9,836
     6/98       10,508        11,642       11,098       11,659       8,804
     7/98       10,273        11,518       11,213        9,796       9,083
     8/98        8,545         9,852        9,826        7,894       6,457
     9/98        8,701        10,484        9,527        8,512       6,867
    10/98        9,297        11,336       10,523        8,859       7,590
    11/98        9,707        12,023       11,065        9,323       8,221
    12/98       10,013        12,715       11,504        9,900       8,102
     1/99       10,142        13,247       11,473       10,032       7,971
     2/99        9,836        12,836       11,202        9,219       8,049
     3/99       10,230        13,349       11,673        9,363       9,110
     4/99       10,872        13,866       12,148       10,202      10,237
     5/99       10,556        13,539       11,525       10,351      10,177
     6/99       11,108        14,290       11,976       10,819      11,333
     7/99       11,010        13,844       12,335       10,522      11,024
     8/99       10,960        13,775       12,383       10,133      11,125
     9/99       10,832        13,397       12,511       10,135      10,748
    10/99       11,266        14,245       12,983       10,177      10,977
    11/99       11,661        14,535       13,436       10,784      11,962
    12/99       12,533        15,391       14,644       12,003      13,483


  Average Annual Total Return through
  December 31, 1999                            Since Inception(b) One Year
  Class A
  Excluding sales charges                                  13.43%   25.39%
  Including sales charges                                  10.27%   18.51%
 -------------------------------------------------------------------------
  Class B
  Excluding contingent deferred sales charges              12.63%   24.41%
  Including contingent deferred sales charges              10.82%   19.39%
 -------------------------------------------------------------------------
  Class C
  Excluding contingent deferred sales charges              12.66%   24.35%
  Including contingent deferred sales charges              12.66%   23.35%
 -------------------------------------------------------------------------
  Institutional Class                                      13.71%   25.74%
 -------------------------------------------------------------------------
  Service Class                                            13.31%   25.17%
 -------------------------------------------------------------------------

 (a) For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
 (b) All classes commenced operations on January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments

December 31, 1999


 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO


  Shares    Description                                                  Value

 Mutual Funds (Institutional Shares) - 99.2%
  Equity - 99.2%
  3,591,951 Goldman Sachs CORE International Equity Fund - 32.6%   $ 45,078,980
  3,007,588 Goldman Sachs CORE Large Cap Value Fund - 23.3%          32,121,039
  1,498,747 Goldman Sachs CORE Large Cap Growth Fund - 22.7%         31,353,788
    922,816 Goldman Sachs Emerging Markets Equity Fund - 7.9%        10,907,682
    727,257 Goldman Sachs CORE Small Cap Equity Fund - 6.2%           8,632,535
    380,738 Goldman Sachs International Small Cap Equity Fund -
             4.1%                                                     5,695,837
    375,717 Goldman Sachs Real Estate
            Securities Fund - 2.4%                                    3,264,978
                                                                   ------------
                                                                   $137,054,839
-------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (Cost $110,188,691)                                              $137,054,839
-------------------------------------------------------------------------------
  TOTAL IN-VESTMENTS
  (Cost $110,188,691)                                              $137,054,839
-------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 1999

                               Conservative         Balanced      Growth and Income        Growth       Aggressive Growth
                            Strategy Portfolio Strategy Portfolio Strategy Portfolio Strategy Portfolio Strategy Portfolio
 Assets:

  Investment in
  securities, at value
  (identified cost
  $14,399,992,
  $90,819,393,
  $409,334,870,
  $274,503,169,
  $110,188,691,
  respectively)                $14,447,881        $97,988,246        $464,267,685       $329,671,922       $137,054,839
  Cash                              14,351            103,865                  --             90,533                 --
  Receivables:
  Investment securities
  sold                                  --                 --             111,475                 --             50,638
  Dividends and interest            81,411            360,799             712,343            137,292                 --
  Fund shares sold                 231,200            181,006           1,327,248            722,357          1,278,570
  Reimbursement from
  adviser                           33,650             80,770              19,903             20,786             55,615
  Deferred organization
  expenses, net                         --              9,384               9,384              9,384              9,384
  Other assets                          --             36,201              80,384             30,191             23,193
 -------------------------------------------------------------------------------------------------------------------------
  Total assets                  14,808,493         98,760,271         466,528,422        330,682,465        138,472,239
 -------------------------------------------------------------------------------------------------------------------------

 Liabilities:

  Due to Custodian                      --                 --             111,475                 --             50,638
  Payables:
  Investment securities
  purchased                        114,351            288,448                  --            690,533                 --
  Fund shares repurchased           28,695            115,576             593,334            668,278            146,627
  Dividends and
  distributions                        225              4,480               1,579                854                 --
  Amounts owed to
  affiliates                        16,666             84,499             368,308            275,437            110,387
  Accrued expenses and
  other liabilities                 63,136             35,008              36,156             36,100             35,253
 -------------------------------------------------------------------------------------------------------------------------
  Total liabilities                223,073            528,011           1,110,852          1,671,202            342,905
 -------------------------------------------------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital               14,597,966         92,232,004         419,362,341        284,730,212        117,372,230
  Accumulated
  undistributed net
  investment income                 11,141             74,007             379,632            150,904                520
  Accumulated net realized
  loss on investment
  transactions                     (71,576)        (1,242,604)         (9,257,218)       (11,038,606)        (6,109,564)
  Net unrealized gain on
  investments                       47,889          7,168,853          54,932,815         55,168,753         26,866,148
 -------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                   $14,585,420        $98,232,260        $465,417,570       $329,011,263       $138,129,334
 -------------------------------------------------------------------------------------------------------------------------
  Net asset value,
  offering and redemption
  price per share:(a)
  Class A                      $     10.17        $     10.99        $      11.71       $      12.24       $      12.61
  Class B                      $     10.18        $     10.98        $      11.69       $      12.21       $      12.57
  Class C                      $     10.17        $     10.99        $      11.69       $      12.22       $      12.57
  Institutional                $     10.18        $     10.99        $      11.71       $      12.23       $      12.60
  Service                      $     10.18        $     10.99        $      11.69       $      12.22       $      12.59
 -------------------------------------------------------------------------------------------------------------------------
  Shares Outstanding:
  Class A                          166,861          3,618,863          16,662,183         10,648,526          4,631,725
  Class B                        1,026,961          2,997,907          12,292,112          9,986,725          3,775,389
  Class C                          237,572          2,124,946           8,174,605          5,739,098          2,272,739
  Institutional                        556            159,558           2,492,818            481,574            283,292
  Service                            1,380             38,121             158,682             60,112             10,908
 -------------------------------------------------------------------------------------------------------------------------
  Total shares
  outstanding, $.001 par
  value
  (unlimited number of
  shares authorized)             1,433,330          8,939,395          39,780,400         26,916,035         10,974,053
 -------------------------------------------------------------------------------------------------------------------------

 (a) Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A shares of the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $10.76, $11.63, $12.39, $12.95 and $13.34, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Year Ended December 31, 1999

                               Conservative            Balanced       Growth and Income         Growth        Aggressive Growth
                           Strategy Portfolio(a)  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio
  Investment income:
  Income distributions
  from underlying funds                $ 492,046          $3,801,002         $11,438,999         $ 4,618,732     $   850,148
  Interest                                 2,871               1,368                  --                  --           1,700
 -------------------------------------------------------------------------------------------------------------------------------
  Total income                           494,917           3,802,370          11,438,999           4,618,732         851,848
 -------------------------------------------------------------------------------------------------------------------------------

  Expenses:

  Management fees                         34,384             353,673           1,543,759           1,076,406         413,376
  Distribution and
  service fees(b)                         89,728             689,743           2,793,080           2,082,707         775,435
  Transfer agent fees(b)                  18,627             189,653             803,333             576,665         220,841
  Custodian fees                          31,193              37,435              40,199              37,179          35,804
  Registration fees                      114,522              66,156              86,504              69,841          68,140
  Printing fees                           53,431              78,191              77,858              78,629          78,565
  Professional fees                       45,750              45,299              37,543              41,031          37,511
  Trustee fees                             3,533               9,961               9,992               9,926           9,923
  Service share fees                         104               2,295               8,917               3,115             639
  Amortization of
  deferred organization
  expenses                                    --               3,124               3,124               3,124           3,124
  Other                                   14,758              26,533              18,157              17,273          15,855
 -------------------------------------------------------------------------------------------------------------------------------
  Total expenses                         406,030           1,502,063           5,422,466           3,995,896       1,659,213
 -------------------------------------------------------------------------------------------------------------------------------
  Less -- expenses
  reimbursed and fees
  waived                                (282,443)           (464,755)         (1,137,883)           (859,791)       (480,413)
 -------------------------------------------------------------------------------------------------------------------------------
  Net expenses                           123,587           1,037,308           4,284,583           3,136,105       1,178,800
 -------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME
  (LOSS)                                 371,330           2,765,062           7,154,416           1,482,627        (326,952)
 -------------------------------------------------------------------------------------------------------------------------------

  Realized and unrealized gain (loss):

  Capital gain
  distributions from
  underlying funds                        30,617             657,854           3,794,547           3,399,319       1,625,836
  Net realized loss from
  investment transactions                (76,211)           (362,801)         (8,095,438)         (7,977,873)     (4,234,702)
  Net change in
  unrealized gain on
  investments                             47,889           6,486,202          60,600,001          60,257,599      30,030,774
 -------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain                          2,295           6,781,255          56,299,110          55,679,045      27,421,908
 -------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                           $ 373,625          $9,546,317         $63,453,526         $57,161,672     $27,094,956
 -------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was February 8, 1999.
 (b) The fees were as follows:

                             Distribution and Service
                                       fees                           Transfer Agent fees
                             ------------------------                 -------------------
                            Class A    Class B  Class C  Class A  Class B  Class C Institutional Service
                            -------    -------  -------  -------  -------  ------- ------------- -------
    Conservative Strategy
    Portfolio              $  2,748 $   60,259 $ 26,721 $  2,089 $ 11,450 $  5,077        $    2    $  9
    Balanced Strategy
    Portfolio               101,716    336,432  251,595   77,305   63,922   47,803           440     183
    Growth and Income
    Strategy Portfolio      462,094  1,381,257  949,729  351,191  262,439  180,448         8,542     713
    Growth Strategy
    Portfolio               313,869  1,120,232  648,606  238,541  212,844  123,235         1,796     249
    Aggressive Growth
    Strategy Portfolio      127,296    414,513  233,626   96,745   78,757   44,389           899      51

The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 1999

                               Conservative            Balanced       Growth and Income         Growth        Aggressive Growth
                           Strategy Portfolio(a)  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio  Strategy Portfolio

  From operations:

  Net investment income
  (loss)                             $   371,330         $ 2,765,062        $  7,154,416        $  1,482,627        $   (326,952)
  Net realized gain
  (loss)                                 (45,594)            295,053          (4,300,891)         (4,578,554)         (2,608,866)
  Net change in
  unrealized gain on
  investments                             47,889           6,486,202          60,600,001          60,257,599          30,030,774
 --------------------------------------------------------------------------------------------------------------------------------
  Net increase in net
  assets resulting from
  operations                             373,625           9,546,317          63,453,526          57,161,672          27,094,956
 --------------------------------------------------------------------------------------------------------------------------------

  Distributions to share-
  holders:
  From net investment
  income
  Class A shares                         (48,073)         (1,283,422)         (3,513,379)           (775,133)                 --
  Class B shares                        (227,566)           (837,467)         (1,850,557)           (419,987)                 --
  Class C shares                         (93,720)           (604,293)         (1,236,421)           (239,577)                 --
  Institutional shares                    (1,684)            (47,311)           (520,875)            (43,647)                 --
  Service shares                            (287)            (13,741)            (33,184)             (4,283)                 --

  In excess of net
  investment income
  Class A shares                          (2,527)           (196,066)         (1,212,004)         (1,254,133)           (582,900)
  Class B shares                         (11,956)           (127,938)           (638,384)           (679,523)           (166,040)
  Class C shares                          (4,924)            (92,317)           (426,526)           (387,627)           (112,211)
  Institutional shares                       (88)             (7,228)           (179,686)            (70,618)            (45,376)
  Service shares                             (15)             (2,099)            (11,447)             (6,931)             (1,221)

  From net realized gain
  Class A shares                            (331)                 --            (133,498)                 --                  --
  Class B shares                          (2,012)                 --             (98,778)                 --                  --
  Class C shares                            (750)                 --             (65,692)                 --                  --
  Institutional shares                       (36)                 --             (19,412)                 --                  --
  Service shares                              (1)                 --              (1,276)                 --                  --
 --------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (393,970)         (3,211,882)         (9,941,119)         (3,881,459)           (907,748)
 --------------------------------------------------------------------------------------------------------------------------------
  From share transac-
  tions:
  Proceeds from sales of
  shares                              17,086,075          32,867,922         136,387,842          92,727,150          46,103,886
  Reinvestment of
  dividends and
  distributions                          141,362           2,750,804           9,336,422           3,667,590             888,074
  Cost of shares
  repurchased                         (2,621,672)        (42,576,876)       (165,269,449)       (125,249,674)        (45,359,768)
 --------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from share transactions             14,605,765          (6,958,150)        (19,545,185)        (28,854,934)          1,632,192
 --------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE
  (DECREASE)                          14,585,420            (623,715)         33,967,222          24,425,279          27,819,400
 --------------------------------------------------------------------------------------------------------------------------------

  Net assets:
  Beginning of year                           --          98,855,975         431,450,348         304,585,984         110,309,934
 --------------------------------------------------------------------------------------------------------------------------------
  End of year                        $14,585,420         $98,232,260        $465,417,570        $329,011,263        $138,129,334
 --------------------------------------------------------------------------------------------------------------------------------
  Accumulated
  undistributed net
  investment income                  $    11,141         $    74,007        $    379,632        $    150,904        $        520
 --------------------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was February 8, 1999.

      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Period Ended December 31, 1998

                                  Balanced           Growth and Income           Growth            Aggressive Growth
                            Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)  Strategy Portfolio(a)

  From operations:

  Net investment income              $  1,383,598           $  4,786,745           $  1,889,408           $    290,616
  Net realized gain (loss)               (391,456)             1,940,943             (2,037,167)            (1,809,589)
  Net change in unrealized
  gain (loss) on
  investments                             682,651             (5,667,186)            (5,088,846)            (3,164,626)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
  in net assets resulting
  from operations                       1,674,793              1,060,502             (5,236,605)            (4,683,599)
 ----------------------------------------------------------------------------------------------------------------------

  Distributions to share-
  holders:

  From net investment
  income
  Class A shares                         (675,433)            (2,306,364)            (1,028,555)              (235,518)
  Class B shares                         (389,882)            (1,359,409)              (531,921)               (33,771)
  Class C shares                         (308,560)              (990,627)              (309,463)               (19,874)
  Institutional shares                     (2,105)              (112,462)               (16,851)                  (830)
  Service shares                           (7,619)               (17,883)                (2,618)                  (623)

  In excess of net
  investment income
  Class A shares                         (113,394)              (822,962)              (291,624)                  (689)
  Class B shares                          (65,455)              (485,067)              (150,814)                   (99)
  Class C shares                          (51,802)              (353,478)               (87,742)                   (58)
  Institutional shares                       (353)               (40,129)                (4,778)                    (2)
  Service shares                           (1,279)                (6,381)                  (742)                    (2)

  From net realized gain
  Class A shares                         (162,793)              (867,706)              (595,050)              (201,675)
  Class B shares                         (140,756)              (672,087)              (501,683)              (176,608)
  Class C shares                         (102,275)              (483,928)              (297,823)               (93,875)
  Institutional shares                       (747)               (43,567)                (9,965)                  (496)
  Service shares                           (1,869)                (6,591)                (1,740)                  (474)
 ----------------------------------------------------------------------------------------------------------------------
  Total distributions to
  shareholders                         (2,024,322)            (8,568,641)            (3,831,369)              (764,594)
 ----------------------------------------------------------------------------------------------------------------------

  From share transactions:

  Proceeds from sales of
  shares                              116,904,997            479,484,104            345,618,571            134,338,429
  Reinvestment of
  dividends and
  distributions                         1,726,504              7,902,811              3,614,716                736,661
  Cost of shares
  repurchased                         (19,425,997)           (48,428,428)           (35,579,329)           (19,316,963)
 ----------------------------------------------------------------------------------------------------------------------
  Net increase in net
  assets resulting from
  share transactions                   99,205,504            438,958,487            313,653,958            115,758,127
 ----------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE                       98,855,975            431,450,348            304,585,984            110,309,934
 ----------------------------------------------------------------------------------------------------------------------

  Net assets:

  Beginning of period                          --                     --                     --                     --
 ----------------------------------------------------------------------------------------------------------------------
  End of period                      $ 98,855,975           $431,450,348           $304,585,984           $110,309,934
 ----------------------------------------------------------------------------------------------------------------------
  Accumulated
  undistributed net
  investment income                  $     21,172           $         --           $         --           $     15,311
 ----------------------------------------------------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.

The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (Conservative Strategy), Goldman Sachs Balanced Strategy Portfolio (Balanced Strategy), Goldman Sachs Growth and Income Strategy Port-folio (Growth and Income Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Ag-gressive Growth Strategy), collectively, (the "Portfolios") or individually (a "Portfolio"). Effective February 8, 1999, the name of Goldman Sachs Income Strategy Portfolio was changed to Goldman Sachs Balanced Strategy Portfolio. All of the Portfolios offer five classes of shares -- Class A, Class B, Class C, Institutional and Service Shares.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation -- Each Portfolio invests in a combination of Under-lying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM") and Goldman Sachs Asset Management International ("GSAMI"), affiliates of Goldman Sachs, act as in-vestment adviser. Investments in the Underlying Funds are valued at the clos-ing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctu-ate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

 B. Securities Transactions and Investment Income -- Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfo-lio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest ac-crued.

 C. Federal Taxes -- It is each Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist.
   The Portfolios, at their most recent tax year-ends of December 31, 1999, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

                                        Years of
 Portfolio                    Amount   Expiration
 ------------------------------------------------
 Growth and Income Strategy $5,807,000 2000-2007
 ------------------------------------------------
 Growth Strategy             9,066,000 2000-2007
 ------------------------------------------------
 Aggressive Growth Strategy  4,741,000 2000-2007
 ------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

   At December 31, 1999, the Fund's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes were as follows:

                                             Gross       Gross         Net
                                          Unrealized  Unrealized   Unrealized
 Portfolio                     Tax Cost      Gain      (Loss)      Gain (Loss)
 ------------------------------------------------------------------------------
 Conservative Strategy       $ 14,467,684 $   263,076  $ (282,879) $   (19,803)
 ------------------------------------------------------------------------------
 Balanced Strategy             92,205,693   8,104,653  (2,322,100)   5,782,553
 ------------------------------------------------------------------------------
 Growth and Income Strategy   412,784,980  60,504,768  (9,022,063)  51,482,705
 ------------------------------------------------------------------------------
 Growth Strategy              276,475,664  55,750,469  (2,554,211)  53,196,258
 ------------------------------------------------------------------------------
 Aggressive Growth Strategy   111,556,815  25,642,910    (144,886)  25,498,024
 ------------------------------------------------------------------------------

 D. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the ex-pense.
   Class A, Class B and Class C shareholders of the Portfolios bear all ex-penses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service or-ganizations. Each class of shares of the Funds separately bears its respec-tive class-specific transfer agency fees.

 E. Deferred Organization Expenses -- Organization-related costs are being am-ortized on a straight line basis over a period of five years beginning with the commencement of each Portfolio's operations (with the exception of the Conservative Strategy Portfolio which commenced operations in 1999).

 3. AGREEMENTS

 As of September 1, 1999, Goldman Sachs & Co. ("Goldman Sachs") established a new operating division called the Investment Management Division ("IMD"). This newly created entity includes Goldman Sachs Asset Management ("GSAM"). Pursuant to an Investment Management Agreement (the "Agreement"), GSAM serves as the Portfolios' investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Portfo-lios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfo-lio's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .35% of the average daily net assets of each Portfolio. For the year ended December 31, 1999, the adviser has voluntarily agreed to waive a portion of the man-agement fee equal annually to .20% of each Portfolio's average daily net as-sets. The adviser may discontinue or modify this waiver in the future at its discretion.
   During the period, GSAM has voluntarily agreed to limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, service share fees, indemnifi-cation costs and other extraordinary expenses) to the extent that such ex-penses exceed .00% of the average daily net assets of each Portfolio.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

   For the year ended December 31, 1999, the adviser and distributor have vol-untarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                                  Management
 Portfolio                        Fee Waivers           Reimbursement           Total
 -------------------------------------------------------------------------------------
 Conservative Strategy               $ 20                   $262                $  282
 -------------------------------------------------------------------------------------
 Balanced Strategy                    202                    263                   465
 -------------------------------------------------------------------------------------
 Growth and Income Strategy           882                    256                 1,138
 -------------------------------------------------------------------------------------
 Growth Strategy                      615                    245                   860
 -------------------------------------------------------------------------------------
 Aggressive Growth Strategy           236                    244                   480
 -------------------------------------------------------------------------------------

   Goldman Sachs serves as Distributor of the shares of the Portfolios pursu-ant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $4,000, $41,000, $129,000, $124,000 and $52,000 for the year ended December 31, 1999 from the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.
   The Trust, on behalf of each Portfolio, has adopted Distribution and Serv-ice Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Au-thorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to .25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service shares to compensate service organizations for pro-viding varying levels of account administration and shareholder liaison serv-ices to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), respectively, of the average daily net asset value of the Service shares.
   Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and pay-able monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C shares and .04% of average daily net assets for Institutional and Service shares.
   At December 31, 1999, the amounts owed to affiliates were as follows (in thousands):

                                                             Distribution
                               Management      Transfer      and Service
 Portfolio                        Fees        Agent Fees         Fees         Total
 ----------------------------------------------------------------------------------
 Conservative Strategy            $ 2            $ 3             $ 12         $ 17
 ----------------------------------------------------------------------------------
 Balanced Strategy                 12             16               56           84
 ----------------------------------------------------------------------------------
 Growth and Income Strategy        58             70              240          368
 ----------------------------------------------------------------------------------
 Growth Strategy                   41             50              184          275
 ----------------------------------------------------------------------------------
 Aggressive Growth Strategy        16             21               73          110
 ----------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

 4. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the year ended December 31, 1999, were as follows:

 Portfolio                    Purchases      Sales
 -----------------------------------------------------
 Conservative Strategy       $ 20,546,199 $  6,169,996
 -----------------------------------------------------
 Balanced Strategy             51,088,458   56,127,035
 -----------------------------------------------------
 Growth and Income Strategy   214,400,117  230,444,438
 -----------------------------------------------------
 Growth Strategy              151,303,414  178,761,979
 -----------------------------------------------------
 Aggressive Growth Strategy    57,262,789   55,958,857
 -----------------------------------------------------

 5. LINE OF CREDIT FACILITY

 The Portfolios participate in a $250,000,000 committed and a $250,000,000 un-committed, unsecured revolving line of credit facility. Under the most re-strictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the com-mitment, which has not been utilized. During the year ended December 31, 1999, the Portfolios did not have any borrowings under either of these facil-ities.

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' custodian.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS


 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balance of which is in-vested in one or more repurchase agreements.
   At December 31, 1999, Conservative Strategy, Balanced Strategy and Growth Strategy had an undivided interest in the repurchase agreement in the follow-ing joint account which equaled $100,000, $200,000 and $600,000, respectively in principal amount. At December 31, 1999, the following repurchase agree-ments held in this joint account were fully collateralized by Federal Agency obligations.

                                           Principal   Interest  Maturity     Amortized
  Repurchase Agreements                      Amount      Rate      Date         Cost
 -----------------------------------------------------------------------------------------
  Morgan Stanley & Co.                    $501,500,000   3.25%  01/03/2000 $   501,500,000
 -----------------------------------------------------------------------------------------
  Banc of America Securities               700,000,000   3.10   01/03/2000     700,000,000
 -----------------------------------------------------------------------------------------
  Chase Manhattan Bank                     340,000,000   3.15   01/03/2000     340,000,000
 -----------------------------------------------------------------------------------------
  TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                 $ 1,541,500,000
 -----------------------------------------------------------------------------------------

 8. CERTAIN RECLASSIFICATIONS

 In accordance with Statement of position 93-2, the Conservative Strategy Portfolio reclassified $7,799 and $22,852 from paid-in capital and accumu-lated net realized gain, respectively, to accumulated undistributed net in-vestment income. The Balanced Strategy Portfolio reclassified $3,124 and $496,531 from paid-in capital and accumulated net realized gain, respective-ly, to accumulated undistributed net investment income. The Growth and Income Strategy Portfolio reclassified $3,124 and $2,844,555 from paid-in capital and accumulated net realized gain, respectively, to accumulated undistributed net investment income. The Growth Strategy Portfolio reclassified $3,124 and $2,546,612 from paid-in capital and accumulated net realized gain, respec-tively, to accumulated undistributed net investment income. The Aggressive Growth Strategy Portfolio reclassified $3,124 and $1,216,785 from paid-in capital and accumulated undistributed net investment income. These reclas-sifications have no impact on the net asset value of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

 9. CHANGE IN INDEPENDENT AUDITORS

 On October 26, 1999 the Board of Trustees of the Portfolios, upon the recom-mendation of the Board's audit committee, determined not to retain Arthur An-dersen LLP and approved a change of the Portfolios' independent auditors to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modi-fied as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Arthur Andersen LLP on ac-counting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur An-dersen LLP would have caused them to make reference to the disagreement in their report.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

 10. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the year ended December 31, 1999 was as follows:

                          Conservative Strategy
                              Portfolio(a)        Balanced Strategy Portfolio
                               ------------------------------------------------
                             Shares      Dollars        Shares         Dollars
 ------------------------------------------------------------------------------
 Class A Shares
 Shares sold                173,881  $ 1,765,520     1,452,214   $  15,248,899
 Reinvestment of divi-
dends and distributions       4,900       49,622       127,553       1,355,167
 Shares repurchased         (11,920)    (120,892)   (1,862,291)    (19,620,571)
                               ------------------------------------------------
                            166,861    1,694,250      (282,524)     (3,016,505)
 ------------------------------------------------------------------------------
 Class B Shares
 Shares sold              1,075,897   10,973,463       606,873       6,367,717
 Reinvestment of divi-
dends and distributions       3,547       35,869        70,976         755,337
 Shares repurchased         (52,483)    (530,826)     (954,896)    (10,069,732)
                               ------------------------------------------------
                          1,026,961   10,478,506      (277,047)     (2,946,678)
 ------------------------------------------------------------------------------
 Class C Shares
 Shares sold                425,917    4,326,427       931,443       9,788,481
 Reinvestment of divi-
dends and distributions       5,474       55,366        54,712         582,252
 Shares repurchased        (193,819)  (1,965,908)   (1,206,850)    (12,784,018)
                               ------------------------------------------------
                            237,572    2,415,885      (220,695)     (2,413,285)
 ------------------------------------------------------------------------------
 Institutional Shares
 Shares sold                    543        6,876       137,748       1,461,448
 Reinvestment of divi-
dends and distributions          19          198         5,105          54,535
 Shares repurchased              (6)         (62)       (3,152)        (33,277)
                               ------------------------------------------------
                                556        7,012       139,701       1,482,706
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                  1,356       13,789           131           1,377
 Reinvestment of divi-
dends and distributions          30          307           330           3,513
 Shares repurchased              (6)      (3,984)       (6,511)        (69,278)
                               ------------------------------------------------
                              1,380       10,112        (6,050)        (64,388)
 ------------------------------------------------------------------------------
 NET INCREASE (DECREASE)  1,433,330  $14,605,765      (646,615) $   (6,958,150)
 ------------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

   Growth and Income Strategy Portfolio   Growth Strategy Portfolio   Aggressive Growth Strategy Portfolio
 ------------------------------------------------------------------------------------------------------------
              Shares             Dollars       Shares        Dollars             Shares              Dollars
 ------------------------------------------------------------------------------------------------------------
          5,321,949   $       57,499,167    2,940,937  $  32,088,679          1,807,637  $        19,472,820
            420,316            4,671,976      161,757      1,953,023             46,124              572,389
         (6,552,403)         (70,781,847)  (4,972,176)   (54,217,259)        (1,860,531)         (20,223,331)
 ------------------------------------------------------------------------------------------------------------
           (810,138)          (8,610,704)  (1,869,482)   (20,175,557)            (6,770)            (178,122)
 ------------------------------------------------------------------------------------------------------------
          2,489,932           26,764,231    2,725,853     29,543,291          1,035,164           11,351,648
            209,269            2,340,983       84,773      1,021,397             13,429              165,006
         (3,809,849)         (40,992,020)  (3,454,501)   (37,424,031)        (1,335,025)         (14,327,319)
 ------------------------------------------------------------------------------------------------------------
         (1,110,648)         (11,886,806)    (643,875)    (6,859,343)          (286,432)          (2,810,665)
 ------------------------------------------------------------------------------------------------------------
          2,921,455           31,397,342    2,351,893     25,617,083          1,091,686           12,048,959
            143,029            1,597,077       47,622        574,333              8,448              104,481
         (4,612,257)         (49,632,323)  (2,877,112)   (31,223,289)          (967,274)         (10,464,012)
 ------------------------------------------------------------------------------------------------------------
         (1,547,773)         (16,637,904)    (477,597)    (5,031,873)           132,860            1,689,428
 ------------------------------------------------------------------------------------------------------------
          1,887,228           20,170,815      472,955      5,210,566            297,675            3,228,730
             62,592              699,173        9,005        108,686              3,656               45,376
           (326,161)          (3,557,595)    (214,720)    (2,348,650)           (30,201)            (331,894)
 ------------------------------------------------------------------------------------------------------------
          1,623,659           17,312,393      267,240      2,970,602            271,130            2,942,212
 ------------------------------------------------------------------------------------------------------------
             53,127              556,287       25,821        267,531                151                1,729
              2,455               27,213          841         10,151                 66                  822
            (27,488)            (305,664)      (3,260)       (36,445)            (1,195)             (13,212)
 ------------------------------------------------------------------------------------------------------------
             28,094              277,836       23,402        241,237               (978)             (10,661)
 ------------------------------------------------------------------------------------------------------------
         (1,816,806)     $   (19,545,185)  (2,700,312) $ (28,854,934)           109,810  $         1,632,192
 ------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 1999

 11. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended December 31, 1998 was as follows:

                                              Balanced Strategy Portfolio(a)
                                                  -----------------------------
                                                      Shares           Dollars
 ------------------------------------------------------------------------------
 Class A Shares
 Shares sold                                       4,997,153  $     51,471,820
 Reinvestment of dividends and distributions          82,247           838,318
 Shares repurchased                               (1,178,013)      (11,684,097)
                                                  -----------------------------
                                                   3,901,387        40,626,041
 ------------------------------------------------------------------------------
 Class B Shares
 Shares sold                                       3,444,664        35,434,153
 Reinvestment of dividends and distributions          48,225           491,183
 Shares repurchased                                 (217,935)       (2,216,520)
                                                  -----------------------------
                                                   3,274,954        33,708,816
 ------------------------------------------------------------------------------
 Class C Shares
 Shares sold                                       2,844,974        29,279,282
 Reinvestment of dividends and distributions          38,221           389,643
 Shares repurchased                                 (537,554)       (5,467,423)
                                                  -----------------------------
                                                   2,345,641        24,201,502
 ------------------------------------------------------------------------------
 Institutional Shares
 Shares sold                                          19,543           202,615
 Reinvestment of dividends and distributions             314             3,204
 Shares repurchased                                       --               (28)
                                                  -----------------------------
                                                      19,857           205,791
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                                          49,317           517,127
 Reinvestment of dividends and distributions             403             4,156
 Shares repurchased                                   (5,549)          (57,929)
                                                  -----------------------------
                                                      44,171           463,354
 ------------------------------------------------------------------------------
 NET INCREASE                                      9,586,010      $ 99,205,504
 ------------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

  Growth and Income Strategy Portfolio(a)   Growth Strategy Portfolio(a)    Aggressive Growth Strategy Portfolio(a)
 --------------------------------------------------------------------------------------------------------------------
               Shares              Dollars         Shares          Dollars              Shares               Dollars
 --------------------------------------------------------------------------------------------------------------------
          19,544,296          $205,404,749     14,105,119     $148,698,602           5,615,397          $ 58,906,369
             371,985             3,793,531        186,185        1,875,658              43,646               434,720
          (2,443,960)          (24,540,186)    (1,773,296)     (17,687,486)         (1,020,548)          (10,034,193)
 --------------------------------------------------------------------------------------------------------------------
          17,472,321           184,658,094     12,518,008      132,886,774           4,638,495            49,306,896
 --------------------------------------------------------------------------------------------------------------------
          14,322,312           149,921,704     11,471,847      120,504,688           4,598,907            48,814,394
             224,284             2,285,787        109,293        1,104,065              20,086               199,458
          (1,143,836)          (11,542,305)      (950,540)      (9,481,003)           (557,172)           (5,486,370)
 --------------------------------------------------------------------------------------------------------------------
          13,402,760           140,665,186     10,630,600      112,127,750           4,061,821            43,527,482
 --------------------------------------------------------------------------------------------------------------------
          10,771,031           113,315,585      7,001,932       73,846,842           2,517,693            26,370,878
             159,052             1,620,876         59,550          601,742              10,102               100,417
          (1,207,705)          (12,060,724)      (844,787)      (8,390,385)           (387,916)           (3,796,390)
 --------------------------------------------------------------------------------------------------------------------
           9,722,378           102,875,737      6,216,695       66,058,199           2,139,879            22,674,905
 --------------------------------------------------------------------------------------------------------------------
             875,077             9,413,016        212,556        2,180,254              12,029               120,329
              17,891               181,644          2,843           28,730                 133                 1,327
             (23,809)             (235,710)        (1,065)         (11,445)                 --                    --
 --------------------------------------------------------------------------------------------------------------------
             869,159             9,358,950        214,334        2,197,539              12,162               121,656
 --------------------------------------------------------------------------------------------------------------------
             133,145             1,429,050         37,114          388,185              11,813               126,459
               2,056                20,973            450            4,521                  74                   739
              (4,613)              (49,503)          (854)          (9,010)                 (1)                  (10)
 --------------------------------------------------------------------------------------------------------------------
             130,588             1,400,520         36,710          383,696              11,886               127,188
 --------------------------------------------------------------------------------------------------------------------
          41,597,206          $438,958,487     29,616,347     $313,653,958          10,864,243          $115,758,127
 --------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period


                                          Income from
                                   investment operations(a)      Distributions to shareholders
                                   -------------------------- -----------------------------------

                         Net asset                                       In excess
                          value,      Net       Net realized   From net    of net                 Net increase
                         beginning investment  and unrealized investment investment   From net    in net asset
                         of period   income        gain         income     income   realized gain    value
 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1999 - Class A Shares   $10.00     $0.36         $0.18        $(0.36)    $(0.01)      $ --         $0.17
  1999 - Class B Shares    10.00      0.30          0.19         (0.30)     (0.01)        --          0.18
  1999 - Class C Shares    10.00      0.29          0.18         (0.29)     (0.01)        --          0.17
  1999 - Institutional
  Shares                   10.00      0.40(f)       0.20(f)      (0.40)     (0.02)        --          0.18
  1999 - Service Shares    10.00      0.53          0.02         (0.37)        --         --          0.18
 -------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
 (f) Calculated based on the average shares outstanding methodology.




 Goldman Sachs Conservative Strategy Portfolio -- Tax Information (unaudited)

   During the tax year ended December 31, 1999, 4.48% of the or-dinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.
The accompanying notes are an integral part of these financial statements.

                                   GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

                                                                           Ratios assuming
                                                                         no voluntary waiver
                                                                    of fees or expense limitations
                                                                    ------------------------------------
                                                        Ratio of
                            Net assets   Ratio of    net investment    Ratio of             Ratio of
  Net asset                 at end of  net expenses      income      expenses to         net investment        Portfolio
  value, end      Total       period    to average     to average      average           loss to average       turnover
  of period    return(b)(d) (in 000s)  net assets(c) net assets(c)  net assets(c)        net  assets(c)         rate(d)
    $10.17         5.52%     $ 1,697       0.59%          4.38%                   3.46%                 1.51%    62.99%
     10.18         4.92       10,451       1.34           3.74                    4.21                  0.87     62.99
     10.17         4.79        2,417       1.34           3.62                    4.21                  0.75     62.99
     10.18         6.04            6       0.19           4.43                    3.06                  1.56     62.99
     10.18         5.56           14       0.69           2.39                    3.56                 (0.48)    62.99
 -----------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                          Income from
                                   investment operations(a)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset                                      In excess
                          value,      Net      Net realized   From net    of net                 Net increase
                         beginning investment and unrealized investment investment   From net    in net asset
                         of period   income       gain         income     income   realized gain    value
 FOR THE YEAR ENDED DECEMBER 31,

  1999 - Class A Shares   $10.31     $0.34        $0.73        $(0.34)    $(0.05)     $   --        $0.68
  1999 - Class B Shares    10.31      0.26         0.72         (0.26)     (0.05)         --         0.67
  1999 - Class C Shares    10.32      0.27         0.71         (0.27)     (0.04)         --         0.67
  1999 - Institutional
  Shares                   10.32      0.37         0.74         (0.37)     (0.07)         --         0.67
  1999 - Service Shares    10.31      0.33         0.73         (0.33)     (0.05)         --         0.68

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00      0.25         0.38         (0.25)     (0.03)      (0.04)        0.31
  1998 - Class B Shares    10.00      0.19         0.38         (0.19)     (0.03)      (0.04)        0.31
  1998 - Class C Shares    10.00      0.19         0.39         (0.19)     (0.03)      (0.04)        0.32
  1998 - Institutional
  Shares                   10.00      0.30         0.39         (0.30)     (0.03)      (0.04)        0.32
  1998 - Service Shares    10.00      0.25         0.37         (0.25)     (0.02)      (0.04)        0.31
 ------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.



 Goldman Sachs Balanced Strategy Portfolio -- Tax Information (unaudited)

   During the tax year ended December 31, 1999, 3.11% of the or-dinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.
The accompanying notes are an integral part of these financial statements.

                                       GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

                                                                        Ratios assuming
                                                                      no voluntary waiver
                                                                 of fees or expense limitations
                                                                 ---------------------------------------
                                                     Ratio of                               Ratio of
                          Net assets   Ratio of   net investment   Ratio of              net investment
  Net asset               at end of  net expenses     income      expenses to              income to            Portfolio
  value, end     Total      period    to average    to average      average                 average             turnover
  of period    return(b)  (in 000s)   net assets    net assets    net assets              net  assets             rate

  $10.99         10.58%    $39,774       0.59%         3.17%                   1.05%                    2.71%     51.24%
   10.98          9.66      32,932       1.34          2.42                    1.80                     1.96      51.24
   10.99          9.63      23,354       1.34          2.40                    1.80                     1.94      51.24
   10.99         10.92       1,753       0.19          3.93                    0.65                     3.47      51.24
   10.99         10.47         419       0.69          3.04                    1.15                     2.58      51.24
   10.31          6.38(d)   40,237       0.60(c)       3.03(c)                 1.46(c)                  2.17(c)   50.84(d)
   10.31          5.75(d)   33,763       1.30(c)       2.38(c)                 2.08(c)                  1.60(c)   50.84(d)
   10.32          5.83(d)   24,195       1.30(c)       2.34(c)                 2.08(c)                  1.56(c)   50.84(d)
   10.32          6.99(d)      205       0.24(c)       3.55(c)                 1.02(c)                  2.77(c)   50.84(d)
   10.31          6.30(d)      456       0.74(c)       2.90(c)                 1.52(c)                  2.12(c)   50.84(d)
 -------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                        Income from
                                 investment operations(a)     Distributions to shareholders
                                 ------------------------- -----------------------------------

                       Net asset                                      In excess
                        value,      Net      Net realized   From net    of net                 Net increase
                       beginning investment and unrealized investment investment   From net    in net asset
                       of period   income       gain         income     income   realized gain    value
 FOR THE YEAR ENDED DECEMBER 31,

 1999 - Class A Shares  $10.38     $0.22        $1.40        $(0.22)    $(0.06)     $(0.01)       $1.33
 1999 - Class B Shares   10.36      0.14         1.40         (0.14)     (0.06)      (0.01)        1.33
 1999 - Class C Shares   10.36      0.14         1.40         (0.14)     (0.06)      (0.01)        1.33
 1999 - Institutional
 Shares                  10.39      0.27         1.39         (0.27)     (0.06)      (0.01)        1.32
 1999 - Service Shares   10.37      0.20         1.40         (0.20)     (0.07)      (0.01)        1.32

 FOR THE PERIOD ENDED DECEMBER 31,(e)

 1998 - Class A Shares   10.00      0.18         0.47         (0.18)     (0.04)      (0.05)        0.38
 1998 - Class B Shares   10.00      0.12         0.46         (0.12)     (0.05)      (0.05)        0.36
 1998 - Class C Shares   10.00      0.12         0.46         (0.12)     (0.05)      (0.05)        0.36
 1998 - Institutional
 Shares                  10.00      0.20         0.49         (0.20)     (0.05)      (0.05)        0.39
 1998 - Service Shares   10.00      0.16         0.48         (0.16)     (0.06)      (0.05)        0.37
 ----------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.




 Goldman Sachs Growth and Income Strategy Portfolio -- Tax Information
 (unaudited)

   During the tax year ended December 31, 1999, 7.13% of the or-dinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.
   Pursuant to Section 852 of the Internal Revenue Code, the
 Fund designates $318,656 as capital gain dividends paid during its period ended December 31, 1999.
The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

                                                                        Ratios assuming
                                                                      no voluntary waiver
                                                                 of fees or expense limitations
                                                                 ---------------------------------------
                                                     Ratio of                               Ratio of
                          Net assets   Ratio of   net investment   Ratio of              net investment
  Net asset               at end of  net expenses     income      expenses to              income to            Portfolio
  value, end     Total      period    to average    to average      average                 average             turnover
  of period    return(b)  (in 000s)   net assets    net assets    net assets              net  assets             rate
    $11.71       15.79%    $195,153      0.59%         2.00%                   0.85%                    1.74%     49.06%
     11.69       14.95      143,686      1.34          1.24                    1.60                     0.98      49.06
     11.69       14.94       95,523      1.34          1.23                    1.60                     0.97      49.06
     11.71       16.14       29,200      0.19          2.53                    0.45                     2.27      49.06
     11.69       15.60        1,856      0.69          1.91                    0.95                     1.65      49.06


     10.38        6.55(d)   181,441      0.60(c)       2.37(c)                 1.05(c)                  1.92(c)   41.91(d)
     10.36        5.82(d)   138,914      1.30(c)       1.72(c)                 1.68(c)                  1.34(c)   41.91(d)
     10.36        5.80(d)   100,711      1.30(c)       1.68(c)                 1.68(c)                  1.30(c)   41.91(d)
     10.39        6.96(d)     9,030      0.23(c)       2.97(c)                 0.61(c)                  2.59(c)   41.91(d)
     10.37        6.43(d)     1,354      0.73(c)       2.28(c)                 1.11(c)                  1.90(c)   41.91(d)
 -------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                          Income from
                                   investment operations(a)     Distributions to shareholders
                                   ------------------------- -----------------------------------

                         Net asset                                      In excess
                          value,      Net      Net realized   From net    of net                 Net increase
                         beginning investment and unrealized investment investment   From net    in net asset
                         of period   income       gain         income     income   realized gain    value
 FOR THE YEAR ENDED DECEMBER 31,

  1999 - Class A Shares   $10.29     $0.11        $2.03        $(0.11)    $(0.08)     $   --        $1.95
  1999 - Class B Shares    10.28      0.02         2.02         (0.02)     (0.09)         --         1.93
  1999 - Class C Shares    10.28      0.02         2.03         (0.02)     (0.09)         --         1.94
  1999 - Institutional
  Shares                   10.29      0.13         2.05         (0.13)     (0.11)         --         1.94
  1999 - Service Shares    10.29      0.09         2.03         (0.09)     (0.10)         --         1.93

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00      0.10         0.36         (0.10)     (0.02)      (0.05)        0.29
  1998 - Class B Shares    10.00      0.05         0.35         (0.05)     (0.02)      (0.05)        0.28
  1998 - Class C Shares    10.00      0.05         0.35         (0.05)     (0.02)      (0.05)        0.28
  1998 - Institutional
  Shares                   10.00      0.12         0.37         (0.12)     (0.03)      (0.05)        0.29
  1998 - Service Shares    10.00      0.09         0.35         (0.09)     (0.01)      (0.05)        0.29
 ------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.




 Goldman Sachs Growth Strategy Portfolio -- Tax Information (unaudited)

   During the tax year ended December 31, 1999, 17.83% of the ordinary income dividends paid by the Portfolio qualify for the dividend received deduction available for corporations.
The accompanying notes are an integral part of these financial statements.

                                         GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

                                                                        Ratios assuming
                                                                      no voluntary waiver
                                                                 of fees or expense limitations
                                                                 --------------------------------------
                                                     Ratio of                              Ratio of
                          Net assets   Ratio of   net investment   Ratio of             net investment
  Net asset               at end of  net expenses     income      expenses to             income to            Portfolio
  value, end     Total      period    to average    to average      average                average             turnover
  of period    return(b)  (in 000s)   net assets    net assets    net assets              net assets             rate
    $12.24       20.85%    $130,322      0.59%         0.90%                  0.87%                   0.62%       49.52%
     12.21       19.87      121,937      1.34          0.17                   1.62                   (0.11)       49.52
     12.22       19.96       70,127      1.34          0.16                   1.62                   (0.12)       49.52
     12.23       21.24        5,891      0.19          1.40                   0.47                    1.12        49.52
     12.22       20.62          735      0.69          0.87                   0.97                    0.59        49.52


     10.29        4.62(d)   128,832      0.60(c)       1.50(c)                1.15(c)                 0.95(c)  38.43(d)
     10.28        3.98(d)   109,246      1.30(c)       0.83(c)                1.78(c)                 0.35(c)  38.43(d)
     10.28        3.96(d)    63,925      1.30(c)       0.79(c)                1.78(c)                 0.31(c)  38.43(d)
     10.29        4.92(d)     2,205      0.23(c)       2.88(c)                0.71(c)                 2.40(c)  38.43(d)
     10.29        4.45(d)       378      0.73(c)       1.63(c)                1.21(c)                 1.15(c)  38.43(d)
 -----------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period


                                        Income (loss) from
                                     investment operations(a)      Distributions to shareholders
                                   ---------------------------- -----------------------------------

                         Net asset                                         In excess
                          value,        Net       Net realized   From net    of net                 Net increase
                         beginning  investment   and unrealized investment investment   From net    in net asset
                         of period income (loss)     gain         income     income   realized gain    value
 FOR THE YEAR ENDED DECEMBER 31,

  1999 - Class A Shares   $10.16       $0.02         $2.56        $(0.02)    $(0.11)     $   --        $2.45
  1999 - Class B Shares    10.14       (0.07)         2.54            --      (0.04)         --         2.43
  1999 - Class C Shares    10.15       (0.06)         2.53            --      (0.05)         --         2.42
  1999 - Institutional
  Shares                   10.16        0.06          2.55         (0.06)     (0.11)         --         2.44
  1999 - Service Shares    10.15          --          2.55            --      (0.11)         --         2.44

 FOR THE PERIOD ENDED DECEMBER 31,(e)

  1998 - Class A Shares    10.00        0.05          0.20         (0.05)        --       (0.04)        0.16
  1998 - Class B Shares    10.00        0.01          0.18         (0.01)        --       (0.04)        0.14
  1998 - Class C Shares    10.00        0.01          0.19         (0.01)        --       (0.04)        0.15
  1998 - Institutional
  Shares                   10.00        0.07          0.20         (0.07)        --       (0.04)        0.16
  1998 - Service Shares    10.00        0.04          0.21         (0.04)     (0.02)      (0.04)        0.15
 ---------------------------------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.




 Goldman Sachs Aggressive Growth Strategy Portfolio -- Tax Information
 (unaudited)

   During the tax year ended December 31, 1999, 39.26% of the ordinary income dividends paid by the Portfolio qualify for the dividend re-ceived deduction available for corporations.
The accompanying notes are an integral part of these financial statements.

                              GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

                                                                        Ratios assuming
                                                                      no voluntary waiver
                                                                 of fees or expense limitations
                                                                 --------------------------------------
                                                     Ratio of                              Ratio of
                          Net assets   Ratio of   net investment   Ratio of             net investment
  Net asset               at end of  net expenses     income      expenses to             income to             Portfolio
  value, end     Total      period    to average    to average      average                average              turnover
  of period    return(b)  (in 000s)   net assets    net assets    net assets             net  assets              rate
    $12.61       25.39%    $58,387       0.59%         0.12%                  1.00%                  (0.29)%      47.34%
     12.57       24.41      47,462       1.34         (0.63)                  1.75                   (1.04)       47.34
     12.57       24.35      28,573       1.34         (0.61)                  1.75                   (1.02)       47.34
     12.60       25.74       3,570       0.19          0.66                   0.60                    0.25        47.34
     12.59       25.17         137       0.69          0.00                   1.10                   (0.41)       47.34


     10.16        2.57(d)   47,135       0.60(c)       0.91(c)                1.42(c)                 0.09 (c)    26.27(d)
     10.14        1.93(d)   41,204       1.30(c)       0.14(c)                2.05(c)                (0.61)(c)    26.27(d)
     10.15        2.04(d)   21,726       1.30(c)       0.16(c)                2.05(c)                (0.59)(c)    26.27(d)
     10.16        2.80(d)      124       0.24(c)       8.17(c)                0.99(c)                 7.42 (c)    26.27(d)
     10.15        2.54(d)      121       0.74(c)       0.76(c)                1.49(c)                 0.01 (c)    26.27(d)
 -------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST -- ASSET ALLOCATION PORTFOLIOS

Report of Independent Public Accountants

 To the Shareholders and Board of Trustees of Goldman Sachs Trust -- Asset Allocation Portfolios:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strat-egy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio, the portfolios constituting Goldman Sachs Trust -- Asset Alloca-tion Portfolios (a Delaware Business Trust), including the statements of in-vestments, as of December 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to ex-press an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements and financial highlights. Our procedures included confirma-tion of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over-all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Conservative Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio, constituting Goldman Sachs Trust -- Asset Allocation Portfolios as of December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods pre-sented, in conformity with generally accepted accounting principles.

                                   ARTHUR ANDERSEN LLP
 Boston, Massachusetts
 February 16, 2000

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Makes Asset Allocation at Goldman Sachs Different?



Goldman Sachs' proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.


Many investors believe their success depends on investing at the right time or choosing high-performing stocks or bonds. In reality, when investors commit assets and which individual securities they buy are believed to account for just 8.5%* of a portfolio's return over time. Instead, their asset allocation strategy accounts for the majority of a portfolio's return.

With this in mind, Goldman Sachs has developed an exclusive asset allocation process that seeks to deliver the full range of global investment opportunities in constantly changing markets.


 GLOBAL                          MARKET                           AN EXCLUSIVE
PRESENCE         +             KNOWLEDGE            =          APPROACH TO ASSET
                                                                    ALLOCATION

 .    Portfolio management teams on-site, around the world including the
     Americas, Europe and Asia-Pacific regions

 .    Firsthand insights into local cultures, markets and economies

 .    Expertise in geographic areas, investment styles, large-, mid- and small-market capitalizations and issuers

 .    Specialized portfolio management teams that perform their own fundamental analysis of securities -- and have access to Goldman Sachs' Global Investment Research Department

     This degree of global presence and market expertise cannot be accessed in most mutual funds. We offer five Asset Allocation Portfolios to tap these resources.

 .    Conservative Strategy

 .    Balanced Strategy

 .    Growth and Income Strategy

 .    Growth Strategy

 .    Aggressive Growth Strategy


--------------------------------------------------------------------------------
                          ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------
OTHER

Constant.
Rebalance quarterly which keeps asset allocation the same over time.

Backward-Looking.
Base allocation decisions on past returns and market relationships.

Inconsistent Risk Profile.
Identify the top performers and overweight that security/asset class, changing an investor's original risk/return profile.


GOLDMAN SACHS

Tactical.
Reallocate quarterly which captures changing opportunities in global markets.

Forward-Looking.
Base allocation decisions on expected future returns given current market conditions.

Consistent Risk Profile.
Focus on how tactical reallocation impacts each Portfolio's risk profile, maintaining an investor's original risk/return profile over time.


* Source: Brinson, Hood & Beebower, "Determinants of Portfolio Performance," Financial Analysts Journal, May/June 1991.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Goldman Sachs
Asset Allocation Portfolios


THE GOLDMAN SACHS ADVANTAGE
When you invest in Goldman Sachs Asset Allocation Portfolios, you can capitalize on Goldman Sachs' 130-year history of excellence while benefiting from the firm's leadership in three areas:


Global Resources
With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.


Fundamental Research
Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.


Risk Management
Goldman,Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.



How you choose to allocate your assets may have a far greater impact on your portfolio's total return potential than any other investment decision you can make. By carefully balancing the percentage of assets allocated to each asset class -- stocks, bonds and cash -- a portfolio can be tailored to your current investment goals and timeframes.

The Goldman Sachs Asset Allocation Portfolios offer you easy access to the benefits associated with asset allocation. Each is designed to provide results consistent with your investment objectives via a complementary blend of Goldman Sachs Funds.


Target Your Needs

The five Goldman Sachs Asset Allocation Portfolios -- Conservative Strategy, Balance Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy -- are carefully tailored to specific financial goals. As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.* (Please note: in general, greater returns are associated with greater risk.)

Goldman Sachs Asset Allocation Portfolios



                                                              Higher Risk/Return



                                     [TABLE]



Lower Risk/Return


For More Information

To learn more about the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.


* The exchange privilege is subject to termination and its terms are subject to change.

--------------------------------------------------------------------------------
GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005
--------------------------------------------------------------------------------

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


GOLDMAN, SACHS & CO.
Distributor and Transfer Agent


GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser


OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Amy E. Belanger, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB


Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

CORE International Equity Fund's, Global Income Fund's and Core Fixed Income Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

Short Duration Government Fund's net asset value and yield are not guaranteed by the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.

The High Yield Fund invests primarily in high yield, lower rated securities involving greater price volatility and present greater risks than stocks of higher rated fixed income securities. At times the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The CORE Small Cap Equity Fund and the International Small Cap Fund invest in stocks of smaller companies. The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund(s) may be unable to sell the securities it holds without a substantial drop in price, if at all.

Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the Emerging Markets Equity Fund and International Small Cap Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

An investment in real estate securities is subject to greater price volatility and the special risks associated with the direct ownership of real estate.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income,Equity and Money Market Funds and are subject to the risks associated with investment in such Funds.


Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use:
February 29, 2000                                                   AAAR / 2-00